COMMITMENTS	12 Months Ended
Jun. 30, 2020
Commitments
COMMITMENTS
(a)	Exclusivity Fee

On March 7, 2018, the Company entered into a memorandum of understanding (the “MOU”) with a third party which granted the Company an exclusivity option on a transaction to acquire a majority stake in real estate and intellectual property owned by the third party. Under the terms of the MOU, the Company agreed to pay the third party up to US $100,000 for such exclusivity until termination by either party. In October 2019, the Company terminated the MOU. During the year ended June 30, 2020, the Company paid and expensed a total of $nil (June 30, 2019 - $48,367, June 30, 2018 - $42,550).

(b)	Employment Agreements

The Company is party to certain employments agreements with key executives of the Company that contain clauses requiring additional payments of up to two times the annual entitlements under these agreements upon occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.

(c)	Commitments

During the year ended June 30, 2020, the Company received a notice of termination letter (the "Termination Letter") from the landlord of a leased property, who subsequently repossessed the premises. The landlord of leased property has notified the Company that to the extent applicable, it intends to seek recovery of damages incurred including without limitation, the costs of recovering the leased property, solicitor fees, arrears and all future rental payments following the notice of termination.

The Company has expensed its rental deposit as a result of the Termination Letter. As of the date of these consolidated financial statements, the Company has not received any claims from the landlord as a result of the Termination Letter.

(d)	Deposit in Joint Forces

On November 7, 2019, the Company advanced CDN $408,840 (US $300,000) to a non-arm’s length party in exchange for Promissory Note D (the “Joint Forces Deposit”).

On October 12, 2020, the Company entered into a settlement agreement (the “Settlement”), settling the outstanding Joint Forces Deposit for a payment term over 2 years for a total of US $338,000. The proceeds of the Settlement will be received by the beneficiaries of Promissory Note D. As a result, a gain on Settlement has been recorded in the amount of $51,023 (US $38,000).

Accordingly, the Joint Forces Deposit was determined to be a financial instrument and recorded at amortized cost. The initial carrying amount of the financial asset was determined by discounting the stream of future payments of interest and principal at a market interest rate of 8% which is estimated to be the lending rate available to the Company for similar instruments. The balance as at June 30, 2020 was $405,214 (US $297,340), and interest expense amounted to $54,595. The current portion of the Joint Forces Deposit as at June 30, 2020 amounted to $74,450 (US $54,630).

(e)	Loss on Deposit

During the year ended June 30, 2019, the Company made certain non-refundable deposits towards a transaction in California (the “California Transaction”). During the year ended June 30, 2020, the Company terminated the California Transaction and recorded a loss on the deposit in the amount of $396,000.

(f)	COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of the novel strain of coronavirus (“COVID-19”) a pandemic, which has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operating subsidiaries in future periods as well as the Company’s ability to find new business opportunities, raise capital or restructure the Company’s finances

(g)	Contingencies

On August 28, 2020, a subsidiary of the Company was identified as a defendant to a complaint in the Superior Court of California, County of Mendocino alleging breach of contract for unspecified damages. The Company intends on defending such complaint, however, it is not practical to estimate the potential effect of this complaint at such time.